Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	$ 95,247	$ 163,575
Impact of master netting agreements	57,593	126,631
Replacement cost (after netting agreements)	37,654	36,944
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	42,937	45,723
Impact of master netting agreements	36,081	38,508
Replacement cost (after netting agreements)	6,856	7,215
OECD governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	18,749	18,694
Impact of master netting agreements	8,348	8,342
Replacement cost (after netting agreements)	10,401	10,352
Other counterparties [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	33,561	99,158
Impact of master netting agreements	13,164	79,781
Replacement cost (after netting agreements)	20,397	19,377
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	25,458	26,707
Impact of master netting agreements	14,544	14,468
Replacement cost (after netting agreements)	10,914	12,239
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	32,693	108,320
Impact of master netting agreements	24,255	98,605
Replacement cost (after netting agreements)	8,438	9,715
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	21,215	19,672
Impact of master netting agreements	15,046	10,167
Replacement cost (after netting agreements)	6,169	9,505
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive replacement cost	15,881	8,876
Impact of master netting agreements	3,748	3,391
Replacement cost (after netting agreements)	$ 12,133	$ 5,485